Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Nov. 02, 2020
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 11,576	$ 3,332
Trade and other receivables	352,274	122,893
Inventoried supplies and prepaid expenses	30,143	2,333
Property and equipment	1,273,070	24,003
Right-of-use assets	111,590	40,213
Intangible assets	44,770	96,529
Other assets	925	4,630
Trade and other payables	(223,398)	(63,994)
Income tax payable	(2,366)	(445)
Provisions	(50,574)	(338)
Employee benefits	(65,849)
Other non-current liabilities	(62)	(14,374)
Long-term debt	(3,484)	(5,365)
Lease liabilities	(111,590)	(40,477)
Deferred tax liabilities	(195,777)	(6,653)
Total identifiable net assets	1,171,248	162,287
Total consideration transferred	1,026,920	331,602
Goodwill	49,221	173,323
Bargain purchase gain	(193,549)	(4,008)
Cash	1,019,707	330,982
Contingent consideration	7,213	620
Total consideration transferred	1,026,920	331,602
DLS
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		0
Trade and other receivables		93,520
Inventoried supplies and prepaid expenses		824
Property and equipment		262
Right-of-use assets		285
Intangible assets		65,404
Other assets		4,630
Trade and other payables		(54,845)
Income tax payable		0
Provisions		0
Other non-current liabilities		(14,374)
Long-term debt		0
Lease liabilities		(285)
Total identifiable net assets		95,421
Total consideration transferred		225,007
Goodwill		129,586
Bargain purchase gain		0
Cash		225,007
Contingent consideration		0
Total consideration transferred		225,007		$ 225,000
UPS Freight
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	6
Trade and other receivables	328,468
Inventoried supplies and prepaid expenses	26,643
Property and equipment	1,186,198
Right-of-use assets	100,971
Intangible assets	18,856
Other assets	860
Trade and other payables	(208,928)
Income tax payable	302
Provisions	(50,352)
Employee benefits	(65,849)
Other non-current liabilities	(56)
Long-term debt	0
Lease liabilities	(100,971)
Deferred tax liabilities	(177,992)
Total identifiable net assets	1,058,156
Total consideration transferred	864,607
Goodwill	0
Bargain purchase gain	(193,549)
Cash	864,607
Contingent consideration	0
Total consideration transferred	864,607		$ 864,600
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	11,570	3,332
Trade and other receivables	23,806	29,373
Inventoried supplies and prepaid expenses	3,500	1,509
Property and equipment	86,872	23,741
Right-of-use assets	10,619	39,928
Intangible assets	25,914	31,125
Other assets	65	0
Trade and other payables	(14,470)	(9,149)
Income tax payable	(2,668)	(445)
Provisions	(222)	(338)
Employee benefits	0
Other non-current liabilities	(6)	0
Long-term debt	(3,484)	(5,365)
Lease liabilities	(10,619)	(40,192)
Deferred tax liabilities	(17,785)	(6,653)
Total identifiable net assets	113,092	66,866
Total consideration transferred	162,313	106,595
Goodwill	49,221	43,737
Bargain purchase gain	0	(4,008)
Cash	155,100	105,975
Contingent consideration	7,213	620
Total consideration transferred	$ 162,313	$ 106,595